AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 99.2%
Communication Services - 1.4%
IMAX Corp. (Canada)*	133,560	$2,159,665
Ziff Davis, Inc.*	21,780	1,373,011

Total Communication Services		3,532,676
Consumer Discretionary - 12.6%
Academy Sports & Outdoors, Inc.	57,680	3,895,707
BJ's Restaurants, Inc.*	53,150	1,922,967
Boot Barn Holdings, Inc.*,1	58,691	5,584,449
First Watch Restaurant Group, Inc.*	126,451	3,113,224
Fox Factory Holding Corp.*	37,100	1,931,797
Group 1 Automotive, Inc.	19,372	5,661,079
Helen of Troy, Ltd.*	21,509	2,478,697
Topgolf Callaway Brands Corp.*	134,499	2,174,849
Tri Pointe Homes, Inc.*	74,855	2,893,894
Worthington Enterprises, Inc.[1]	47,038	2,927,175

Total Consumer Discretionary		32,583,838
Consumer Staples - 2.0%
Central Garden & Pet Co.*,1	98,065	4,200,124
Central Garden & Pet Co., Class A*	23,491	867,288

Total Consumer Staples		5,067,412
Energy - 9.7%
California Resources Corp.	38,090	2,098,759
Chord Energy Corp.	22,325	3,979,208
Crescent Energy Co., Class A1	164,520	1,957,788
Magnolia Oil & Gas Corp., Class A1	131,405	3,409,960
Matador Resources Co.	56,186	3,751,539
Northern Oil & Gas, Inc.	67,910	2,694,669
Permian Resources Corp.	316,918	5,596,772
Solaris Oilfield Infrastructure, Inc., Class A	190,140	1,648,514

Total Energy		25,137,209
Financials - 26.9%
Ameris Bancorp	77,419	3,745,531
Atlantic Union Bankshares Corp.	112,474	3,971,457
Cathay General Bancorp	73,072	2,764,314
City Holding Co.	32,441	3,381,001
Community Bank System, Inc.	52,545	2,523,736
Enterprise Financial Services Corp.	50,285	2,039,560
Federal Agricultural Mortgage Corp., Class C	29,697	5,846,745
First Financial Bancorp	118,439	2,655,402
First Interstate BancSystem, Inc., Class A	111,230	3,026,568
Glacier Bancorp, Inc.	54,370	2,190,024
International Bancshares Corp.	72,473	4,068,634
	Shares	Value

OceanFirst Financial Corp.	125,253	$2,055,402
Pacific Premier Bancorp, Inc.	89,864	2,156,736
Piper Sandler Cos.	29,582	5,871,731
PJT Partners, Inc., Class A	45,338	4,273,560
Seacoast Banking Corp. of Florida	77,402	1,965,237
Selective Insurance Group, Inc.	56,588	6,177,712
Stifel Financial Corp.	53,651	4,193,899
Walker & Dunlop, Inc.	47,107	4,760,634
WesBanco, Inc.	60,898	1,815,369

Total Financials		69,483,252
Health Care - 8.6%
BioCryst Pharmaceuticals, Inc.*,1	240,760	1,223,061
Integer Holdings Corp.*	44,672	5,212,329
Ligand Pharmaceuticals, Inc.*	35,833	2,619,392
NeoGenomics, Inc.*	206,408	3,244,734
OmniAb, Inc.*,*,2,3	10,502	0
OmniAb, Inc.*,3	10,502	0
Paragon 28, Inc.*	320,819	3,962,115
Supernus Pharmaceuticals, Inc.*,1	100,231	3,418,879
Ultragenyx Pharmaceutical, Inc.*	52,179	2,436,237

Total Health Care		22,116,747
Industrials - 17.2%
Atkore, Inc.	26,259	4,998,663
CBIZ, Inc.*	66,178	5,194,973
Chart Industries, Inc.*	19,000	3,129,680
Columbus McKinnon Corp.	89,027	3,973,275
Comfort Systems USA, Inc.	15,897	5,050,636
Herc Holdings, Inc.	24,245	4,080,433
Hillenbrand, Inc.	79,471	3,996,597
ICF International, Inc.	14,132	2,128,703
Primoris Services Corp.	106,675	4,541,155
Terex Corp.	44,175	2,844,870
UFP Industries, Inc.	35,973	4,425,039

Total Industrials		44,364,024
Information Technology - 3.6%
Endava PLC, Sponsored ADR (United Kingdom)*	48,880	1,859,395
Power Integrations, Inc.	30,429	2,177,195
Silicon Laboratories, Inc.*	24,854	3,572,017
Viavi Solutions, Inc.*	195,300	1,775,277

Total Information Technology		9,383,884
Materials - 4.6%
Minerals Technologies, Inc.	37,446	2,818,935
Orion, S.A.	180,601	4,247,735

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 4.6% (continued)
Radius Recycling, Inc., Class A	59,845	$1,264,525
Silgan Holdings, Inc.	40,200	1,952,112
Worthington Steel, Inc.[1]	47,293	1,695,454

Total Materials		11,978,761
Real Estate - 9.5%
Acadia Realty Trust, REIT	118,960	2,023,510
Agree Realty Corp., REIT [1]	43,097	2,461,701
Four Corners Property Trust, Inc., REIT	131,543	3,218,857
Getty Realty Corp., REIT	108,527	2,968,214
Independence Realty Trust, Inc., REIT	280,072	4,517,561
LXP Industrial Trust, REIT	152,849	1,378,698
Plymouth Industrial REIT, Inc.	104,540	2,352,150
STAG Industrial, Inc., REIT	82,575	3,174,183
Xenia Hotels & Resorts, Inc., REIT	165,021	2,476,965

Total Real Estate		24,571,839
Utilities - 3.1%
IDACORP, Inc.	32,624	3,030,443
Northwestern Energy Group, Inc.	46,333	2,359,740
Southwest Gas Holdings, Inc.	35,532	2,705,051

Total Utilities		8,095,234

Total Common Stocks (Cost $192,784,047)		256,314,876

Principal Amount
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 1.4%[4]
Bank of Montreal, dated 03/28/24, due 04/01/24, 5.330% total to be received $1,000,592 (collateralized by various U.S. Government Agency Obligations, 3.500% - 7.000%, 08/01/33 - 03/01/54, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Deutsche Bank Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $551,634 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 06/01/36 - 04/01/54, totaling $562,334)	$551,308	$551,308
MUFG Securities America, Inc., dated 03/28/24, due 04/01/24, 5.340% total to be received $1,000,593 (collateralized by various U.S. Government Agency Obligations, 3.000% - 5.500%, 01/01/39 - 11/01/52, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 03/28/24, due 04/01/24, 5.320% total to be received $1,000,591 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 01/01/28 - 07/15/58, totaling $1,020,001)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,551,308
Repurchase Agreements - 0.8%
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $2,066,182 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $2,106,314)	2,065,000	2,065,000

Total Short-Term Investments (Cost $5,616,308)		5,616,308
Total Investments - 101.4% (Cost $198,400,355)		261,931,184
Other Assets, less Liabilities - (1.4)%		(3,530,887)
Net Assets - 100.0%		$258,400,297

*	Non-income producing security.
[1]	Some of these securities, amounting to $21,713,183 or 8.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2, 2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of earn-out shares was $0 on the date of the spin-off. At March 31, 2024, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0% of net assets..
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$69,483,252	—	—	$69,483,252
Industrials	44,364,024	—	—	44,364,024
Consumer Discretionary	32,583,838	—	—	32,583,838
Energy	25,137,209	—	—	25,137,209
Real Estate	24,571,839	—	—	24,571,839
Health Care	22,116,747	—	$0	22,116,747
Materials	11,978,761	—	—	11,978,761
Information Technology	9,383,884	—	—	9,383,884
Utilities	8,095,234	—	—	8,095,234
Consumer Staples	5,067,412	—	—	5,067,412
Communication Services	3,532,676	—	—	3,532,676
Short-Term Investments
Joint Repurchase Agreements	—	$3,551,308	—	3,551,308
Repurchase Agreements	—	2,065,000	—	2,065,000
Total Investments in Securities	$256,314,876	$5,616,308	$0	$261,931,184

The Level 3 common stocks were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended March 31, 2024, the change in unrealized depreciation was $0.
For the period ended March 31, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$21,713,183	$3,551,308	$18,423,667	$21,974,975
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.368%	04/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.